JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 156.0% (96.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.2% (85.0% of Total Investments) (2)
	Aerospace & Defense – 1.8% (1.1% of Total Investments)
$209	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$204,343
112	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	109,862
503	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	500,325
1,821	Transdigm, Inc., Term Loan F	2.337%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,801,091
247	TransDigm, Inc., Term Loan G	2.337%	1-Month LIBOR	2.250%	8/22/24	Ba3	244,638
2,892	Total Aerospace & Defense						2,860,259
	Airlines – 2.4% (1.5% of Total Investments)
609	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	634,917
770	American Airlines, Inc., 1st Lien Term Loan	1.837%	1-Month LIBOR	1.750%	1/29/27	Ba3	747,131
157	American Airlines, Inc., Incremental Term Loan	2.090%	1-Month LIBOR	2.000%	12/14/23	Ba3	154,797
700	SkyMiles IP Ltd., Skymiles Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	746,277
746	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	757,843
734	Westjet Airlines Ltd., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	723,595
3,716	Total Airlines						3,764,560
	Auto Components – 1.3% (0.8% of Total Investments)
82	Adient US LLC, Term Loan B	3.587%	1-Month LIBOR	3.500%	4/08/28	BB-	82,473
845	Clarios Global LP, USD Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	841,155
177	Dexko Global Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	176,621
34	Dexko Global Inc., Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	33,642
496	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	496,716
449	Superior Industries International, Inc., 1st Lien Term Loan B	4.087%	1-Month LIBOR	4.000%	5/23/24	Ba3	449,074
2,083	Total Auto Components						2,079,681
	Beverages – 0.9% (0.6% of Total Investments)
312	City Brewing Company, LLC, Closing Date Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	309,467
407	GFL Environmental Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	408,239

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$786	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	$785,862
1,505	Total Beverages						1,503,568
	Biotechnology – 0.6% (0.4% of Total Investments)
901	Grifols Worldwide Operations USA, Inc., USD Term Loan B	2.074%	1-Week LIBOR	2.000%	11/15/27	BB+	888,917
	Building Products – 2.0% (1.2% of Total Investments)
754	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	753,711
378	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	373,809
895	Magenta Buyer LLC, Term Loan 1st Lien , (WI/DD)	TBD	TBD	TBD	TBD	B	894,629
200	Nexstar Broadcasting, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B2	200,125
569	Quikrete Holdings, Inc., 1st Lien Term Loan	2.587%	1-Month LIBOR	2.500%	1/31/27	BB-	564,478
388	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	388,535
3,184	Total Building Products						3,175,287
	Capital Markets – 2.6% (1.6% of Total Investments)
1,095	Cengage Learning, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,068,994
151	RPI Intermediate Finance Trust, Term Loan B1	1.837%	1-Month LIBOR	1.750%	2/11/27	BBB-	151,318
611	Sequa Mezzanine Holdings L.L.C., 2nd Lien PIK Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	610,684
2,305	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,328,026
4,162	Total Capital Markets						4,159,022
	Chemicals – 1.3% (0.8% of Total Investments)
324	Arterra Wines Canada, Inc., Term Loan	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	324,525
213	ASP Unifrax Holdings Inc, Term Loan B	3.882%	3-Month LIBOR	3.750%	12/14/25	BB	210,098
554	Clean Harbors Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	554,448
412	Ineos US Finance LLC, USD Term Loan B	2.101%	1-Month LIBOR	2.000%	3/31/24	BBB-	409,406
545	Reynolds Group Holdings Inc. , Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	544,558
2,048	Total Chemicals						2,043,035
	Commercial Services & Supplies – 6.3% (3.9% of Total Investments)
249	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	249,606
3,068	Asurion LLC, Term Loan B8	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	3,063,082

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$355	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	$352,823
350	Clean Harbors Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	10/08/28	BBB-	350,493
289	Garda World Security Corporation, Term Loan B	4.340%	1-Month LIBOR	4.250%	10/30/26	BB+	289,319
647	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	649,131
275	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	267,697
499	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	498,334
505	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	505,746
490	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	489,669
308	Robertshaw US Holding Corp, 1st Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	299,002
70	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	70,094
497	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	499,592
1,298	Travelport Finance (Luxembourg) S.a.r.l., Super Priority Term Loan, (cash 2.500%, PIK 6.500%)	2.500%	3-Month LIBOR	6.500%	2/28/25	B-	1,347,232
289	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	283,050
728	WEX Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	4/01/28	Ba2	725,240
9,917	Total Commercial Services & Supplies						9,940,110
	Communications Equipment – 1.5% (0.9% of Total Investments)
473	CommScope, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	4/04/26	Ba3	467,666
250	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	250,194
477	MLN US HoldCo LLC, 1st Lien Term Loan	4.587%	1-Month LIBOR	4.500%	11/30/25	B3	429,631
512	Plantronics Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	7/02/25	Ba2	500,359
730	Riverbed Technology, Inc., Term Loan B	7.000%	1-Month LIBOR	6.000%	12/31/25	Caa1	669,236
66	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	65,927
2,508	Total Communications Equipment						2,383,013
	Construction & Engineering – 1.5% (1.0% of Total Investments)
225	AECOM, Term Loan B	1.837%	1-Month LIBOR	1.750%	4/13/28	BBB-	224,999
310	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	312,713
400	Apttus Corporation, Term Loan	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	400,876
934	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	933,363
250	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/17/28	B	249,649
142	Pike Corporation, Incremental Term Loan B	3.090%	1-Month LIBOR	3.000%	1/21/28	Ba3	142,380

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$190	Rexnord LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	$190,296
2,451	Total Construction & Engineering						2,454,276
	Containers & Packaging – 2.0% (1.2% of Total Investments)
142	ADMI Corp., Term Loan B2	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	141,526
660	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	7/01/26	BBB-	656,727
220	Grinding Media Inc., Term Loan B	4.122%	3-Month LIBOR	4.000%	9/22/28	B	220,825
720	Reynolds Consumer Products LLC, Term Loan	1.837%	1-Month LIBOR	1.750%	2/04/27	BBB-	717,409
350	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	349,855
447	Reynolds Group Holdings Inc. , Term Loan B2	3.337%	1-Month LIBOR	3.250%	2/05/26	B+	444,454
631	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	628,167
3,170	Total Containers & Packaging						3,158,963
	Distributors – 0.6% (0.4% of Total Investments)
500	Core & Main LP, Term Loan B	2.588%	1-Month LIBOR	2.500%	6/10/28	Ba3	497,292
406	Univar Solutions USA Inc., Term Loan B6	2.087%	1-Month LIBOR	2.000%	6/03/28	BBB-	405,311
906	Total Distributors						902,603
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
970	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	976,213
	Diversified Financial Services – 1.2% (0.7% of Total Investments)
147	Avaya Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	146,948
817	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	163,974
249	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/30/28	BB+	249,153
218	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	219,008
330	Lions Gate Capital Holdings LLC, Term Loan B	2.337%	1-Month LIBOR	2.250%	3/24/25	Ba2	328,137
751	Verscend Holding Corp., Term Loan B	4.087%	1-Month LIBOR	4.000%	8/27/25	BB-	752,717
2,512	Total Diversified Financial Services						1,859,937
	Diversified Telecommunication Services – 4.0% (2.5% of Total Investments)
1,351	AAdvantage Loyalty IP Ltd., Term Loan	4.125%	3-Month LIBOR	4.000%	8/14/26	B	1,346,973
2,583	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	2,554,676
430	Connect Finco SARL, Term Loan B	3.590%	1-Month LIBOR	3.500%	12/12/26	B+	430,586
374	Endo Luxembourg Finance Company I S.a r.l., Term Loan	3.811%	3-Month LIBOR	3.688%	1/31/26	B	371,054
1,182	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,183,778
312	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	316,552

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$195	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	$197,724
6,427	Total Diversified Telecommunication Services						6,401,343
	Electric Utilities – 0.7% (0.5% of Total Investments)
366	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	367,707
247	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	244,677
566	Vistra Operations Company LLC, 1st Lien Term Loan B3	1.837%	1-Month LIBOR	1.750%	12/31/25	BBB-	561,343
1,179	Total Electric Utilities						1,173,727
	Electrical Equipment – 1.2% (0.7% of Total Investments)
715	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	709,968
1,117	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,121,110
1,832	Total Electrical Equipment						1,831,078
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
405	TTM Technologies, Inc., Term Loan	2.584%	1-Month LIBOR	2.500%	9/28/24	BB+	405,196
	Entertainment – 2.3% (1.4% of Total Investments)
177	AMC Entertainment Holdings, Inc. , Term Loan B	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	163,373
115	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	94,325
101	Crown Finance US, Inc., Incremental Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	108,980
1,136	Crown Finance US, Inc., USD Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	941,916
426	Metro-Goldwyn-Mayer Inc., 1st Lien Term Loan	2.590%	1-Month LIBOR	2.500%	7/03/25	BB-	425,409
400	Metro-Goldwyn-Mayer Inc., 2nd Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	401,376
152	NASCAR Holdings, Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	10/18/26	BB+	151,682
745	Virgin Media Bristol LLC, Term Loan Q	3.340%	1-Month LIBOR	3.250%	1/31/29	BB+	745,570
669	William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan	2.840%	1-Month LIBOR	2.750%	5/16/25	B	658,110
3,921	Total Entertainment						3,690,741
	Food & Staples Retailing – 1.3% (0.8% of Total Investments)
70	BJ's Wholesale Club, Inc., 1st Lien Term Loan	2.084%	1-Month LIBOR	2.000%	2/03/24	BB+	70,375

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$1,941	US Foods, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	6/27/23	BB-	$1,931,596
2,011	Total Food & Staples Retailing						2,001,971
	Food Products – 0.8% (0.5% of Total Investments)
509	American Seafoods Group LLC, 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	507,410
148	iHeartCommunications, Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	1/31/27	B+	146,209
293	UTZ Quality Foods, LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	1/20/28	B1	293,329
400	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	399,500
1,350	Total Food Products						1,346,448
	Health Care Equipment & Supplies – 3.0% (1.9% of Total Investments)
1,320	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	1,327,670
2,250	Envision Healthcare Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,254,219
43	Lifescan Global Corporation, 1st Lien Term Loan	6.130%	3-Month LIBOR	6.000%	10/01/24	B	42,742
529	Viant Medical Holdings, Inc., 1st Lien Term Loan	3.837%	1-Month LIBOR	3.750%	7/02/25	B3	514,400
705	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	609,241
4,847	Total Health Care Equipment & Supplies						4,748,272
	Health Care Providers & Services – 8.6% (5.3% of Total Investments)
96	24 Hour Fitness Worldwide Inc., Term Loan, (5)	2.000%	3-Month LIBOR	2.000%	9/30/26	N/R	96,050
487	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	483,628
750	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	753,165
54	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	51,192
241	BW NHHC Holdco, Inc., 1st Lien Term Loan	5.125%	3-Month LIBOR	5.000%	5/15/25	Caa1	213,906
133	Catalent Pharma Solutions Inc., Term Loan B3, (5)	0.000%	N/A	N/A	9/30/26	B	132,473
190	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	190,321
198	DaVita, Inc. , Term Loan B	1.837%	1-Month LIBOR	1.750%	8/12/26	BBB-	197,088
572	Envision Healthcare Corporation, 1st Lien Term Loan, (DD1)	3.837%	1-Month LIBOR	3.750%	10/10/25	CCC+	475,803
499	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	498,623
100	Global Medical Response, Inc., Incremental Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	99,688
992	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	990,197
40	Medical Solutions Holdings Inc., Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	40,075

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$210	Medical Solutions Holdings Inc., Term Loan, first Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	$210,394
23	National Mentor Holdings, Inc., Delayed Draw Term Loan, (5)	3.860%	2-Month LIBOR	3.750%	3/02/28	B1	22,781
181	National Mentor Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	3/02/28	B1	179,728
6	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	6,109
653	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	653,977
921	Phoenix Guarantor Inc, Term Loan B	3.338%	1-Month LIBOR	3.250%	3/05/26	B1	916,438
498	Phoenix Guarantor Inc, Term Loan B3	3.586%	1-Month LIBOR	3.500%	3/05/26	B1	496,197
103	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	103,481
2,389	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.837%	1-Month LIBOR	3.750%	11/16/25	B1	2,385,770
1,201	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,196,315
1,489	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	1,493,694
1,270	Team Health Holdings, Inc., 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,216,392
496	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	498,808
13,792	Total Health Care Providers & Services						13,602,293
	Health Care Technology – 2.3% (1.4% of Total Investments)
973	Carestream Health, Inc., Extended 2nd Lien PIK Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	956,699
1,444	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,444,573
835	Zelis Healthcare Corporation, Term Loan	3.582%	1-Month LIBOR	3.500%	9/30/26	B	832,675
367	Zelis Healthcare Corporation, Term Loan B	3.577%	3-Month LIBOR	3.500%	9/30/26	B	364,300
3,619	Total Health Care Technology						3,598,247
	Hotels, Restaurants & Leisure – 14.9% (9.2% of Total Investments)
2,534	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	2,489,432
237	24 Hour Fitness Worldwide Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	0.050%	12/29/25	B3	177,464
450	Air Methods Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/08/28	Ba2	450,142
199	Alterra Mountain Company, Series B-2 Consenting Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	198,418
214	Boyd Gaming Corporation, Term Loan B3	2.324%	1-Week LIBOR	2.250%	9/15/23	BB	213,693

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$3,805	Caesars Resort Collection, LLC, 1st Lien Term Loan B	2.837%	1-Month LIBOR	2.750%	12/22/24	B+	$3,790,891
371	Caesars Resort Collection, LLC, Term Loan B1	3.587%	1-Month LIBOR	3.500%	7/20/25	B+	372,089
364	Carnival Corporation, USD Term Loan B	3.750%	1-Month LIBOR	3.000%	6/30/25	Ba2	364,096
482	Churchill Downs Incorporated, Incremental Term Loan B1	2.090%	1-Month LIBOR	2.000%	3/17/28	BBB-	478,682
1,606	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B-	1,518,877
176	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	8.250%	5/23/24	B-	213,161
2,015	Equinox Holdings, Inc., 1st Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	1,925,240
2,012	Golden Nugget, Inc., Incremental Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	2,004,611
127	Hilton Worldwide Finance, LLC, Term Loan B2	1.839%	1-Month LIBOR	1.750%	6/21/26	BBB-	126,452
418	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	422,628
428	PCI Gaming Authority, Term Loan	2.587%	1-Month LIBOR	2.500%	5/31/26	BBB-	426,405
871	Penn National Gaming, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	10/15/25	BB-	870,439
1,166	Phoenix Guarantor Inc, Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	1,167,546
2,216	Scientific Games International, Inc., Term Loan B5	2.837%	1-Month LIBOR	2.750%	8/14/24	B+	2,210,120
500	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	499,323
1,506	Stars Group Holdings B.V. (The), USD Incremental Term Loan	2.382%	3-Month LIBOR	2.250%	7/10/25	BBB	1,502,347
1,452	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,440,279
750	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	10/01/28	BB+	750,187
23,899	Total Hotels, Restaurants & Leisure						23,612,522
	Household Durables – 1.0% (0.6% of Total Investments)
121	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	121,704
117	FrontDoor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B3	117,238
933	Phoenix Guarantor Inc, Term Loan B3	4.500%	1-Month LIBOR	4.000%	7/30/28	B3	937,902
47	Serta Simmons Bedding, LLC, Super Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	47,692
202	Serta Simmons Bedding, LLC, Super Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	190,882

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$220	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	$220,736
1,640	Total Household Durables						1,636,154
	Household Products – 0.2% (0.1% of Total Investments)
290	Verscend Holding Corp., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/23/28	B1	289,250
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
325	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	325,332
	Insurance – 2.7% (1.7% of Total Investments)
1,506	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	1,488,909
850	Asurion LLC, Second Lien Term Loan B4	5.337%	1-Month LIBOR	5.250%	1/15/29	B	847,254
350	Asurion LLC, Term Loan B8	3.337%	1-Month LIBOR	3.250%	12/23/26	Ba3	346,236
633	Hub International Limited, Term Loan B	2.875%	3-Month LIBOR	2.750%	4/25/25	B	626,489
500	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	499,563
173	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	173,705
300	Zelis Healthcare Corporation, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	298,625
4,312	Total Insurance						4,280,781
	Interactive Media & Services – 1.7% (1.1% of Total Investments)
1,017	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,014,133
787	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	782,665
973	WeddingWire, Inc., 1st Lien Term Loan	4.629%	2-Month LIBOR	4.500%	12/21/25	B+	974,119
2,777	Total Interactive Media & Services						2,770,917
	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)
746	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	748,381
	Internet Software & Services – 1.2% (0.8% of Total Investments)
263	Banff Merger Sub Inc, USD Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	261,722
1,706	Greeneden U.S. Holdings II, LLC, USD Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	1,711,957
1,969	Total Internet Software & Services						1,973,679
	IT Services – 6.5% (4.0% of Total Investments)
927	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	931,237
165	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	164,711
199	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	197,103
1,674	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	1,647,348
480	KBR, Inc., Term Loan B	2.837%	1-Month LIBOR	2.750%	2/07/27	Ba1	481,688

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$750	Magenta Buyer LLC, USD 1st Lien Term Loan	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	$745,781
292	NeuStar, Inc., Term Loan B4	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	292,434
51	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	51,442
249	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	248,785
1,231	Sabre GLBL Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,219,741
1,813	Syniverse Holdings, Inc., 1st Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,814,568
1,145	Syniverse Holdings, Inc., 2nd Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,147,267
843	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	846,388
500	Vision Solutions Inc., Term Loan	5.000%	3-Month LIBOR	4.250%	5/28/28	B2	500,625
10,319	Total IT Services						10,289,118
	Leisure Products – 0.4% (0.2% of Total Investments)
160	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	159,276
470	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	470,356
630	Total Leisure Products						629,632
	Life Sciences Tools & Services – 5.5% (3.4% of Total Investments)
2,175	Apex Tool Group, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,178,926
398	ICON Luxebourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	398,412
1,597	ICON Luxembourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	1,599,082
240	Intelsat Jackson Holdings S.A., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	240,200
4,271	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	4,269,126
8,681	Total Life Sciences Tools & Services						8,685,746
	Machinery – 2.8% (1.7% of Total Investments)
736	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	738,769
931	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	4.500%	3-Month LIBOR	N/A%	7/31/27	B+	933,220
683	Gardner Denver, Inc., USD Term Loan B2	1.837%	1-Month LIBOR	1.750%	2/28/27	BB+	674,379
1,100	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,093,262
525	McGraw-Hill Global Education Holdings, LLC, Term Loan	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	524,706

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$492	Vertiv Group Corporation, Term Loan B	2.830%	1-Month LIBOR	2.750%	3/02/27	BB-	$489,713
4,467	Total Machinery						4,454,049
	Marine – 0.5% (0.3% of Total Investments)
982	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	755,894
	Media – 12.3% (7.6% of Total Investments)
155	Asurion LLC, Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	N/R	154,798
65	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	63,076
114	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	59,500
2,255	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	2,222,488
217	CSC Holdings, LLC, Incremental Term Loan	2.340%	1-Month LIBOR	2.250%	1/15/26	BB	213,244
710	CSC Holdings, LLC, Term Loan B1	2.340%	1-Month LIBOR	2.250%	7/17/25	BB	695,258
1,504	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	4/15/27	BB	1,476,622
113	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	113,158
486	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	259,032
2,119	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	2,122,973
488	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.563%	5/01/26	BB	486,940
86	Entercom Media Corp., Term Loan	2.587%	1-Month LIBOR	2.500%	11/17/24	BB-	85,069
415	Gray Television, Inc., Term Loan B	2.332%	1-Month LIBOR	2.250%	2/07/24	BB+	413,938
3	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	3,001
1,293	iHeartCommunications, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	5/01/26	B+	1,285,024
2,437	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	2,464,103
1,254	Intelsat Jackson Holdings S.A., Term Loan B3, (5)	3.600%	3-Month LIBOR	4.750%	7/13/22	N/R	1,266,818
149	LCPR Loan Financing LLC, Term Loan B	3.840%	1-Month LIBOR	3.750%	10/15/28	BB+	149,718
456	Life Time Fitness Inc , Term Loan B	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	456,040
600	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	596,499
197	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	201,923
939	Meredith Corporation, Term Loan B2	2.587%	1-Month LIBOR	2.500%	1/31/25	BB-	938,461
784	Nexstar Broadcasting, Inc., Term Loan B3	2.337%	1-Month LIBOR	2.250%	1/17/24	BBB-	782,858
518	Nexstar Broadcasting, Inc., Term Loan B4	2.582%	1-Month LIBOR	2.500%	9/19/26	BBB-	517,453
103	Red Ventures, LLC, Term Loan B2	2.587%	1-Month LIBOR	2.500%	11/08/24	BB+	102,495

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$336	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	$332,336
343	Sinclair Television Group Inc., Term Loan B2B	2.590%	1-Month LIBOR	2.500%	9/30/26	Ba2	338,337
612	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	612,306
1,097	Ziggo Financing Partnership, USD Term Loan I	2.590%	1-Month LIBOR	2.500%	4/30/28	BB	1,084,643
19,848	Total Media						19,498,111
	Multiline Retail – 0.9% (0.6% of Total Investments)
233	Belk, Inc., FLFO Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	234,159
1,044	Belk, Inc., FLSO Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	797,533
472	CCC Intelligent Solutions Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	470,858
1,749	Total Multiline Retail						1,502,550
	Office Electronics – 0.0% (0.0% of Total Investments)
63	Pitney Bowes Inc., Term Loan B	4.090%	1-Month LIBOR	4.000%	3/19/28	BBB-	62,912
	Oil, Gas & Consumable Fuels – 2.8% (1.7% of Total Investments)
673	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	672,185
837	Buckeye Partners, L.P., Term Loan B	2.334%	1-Month LIBOR	2.250%	11/01/26	BBB-	834,212
854	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/26	B-	826,342
864	QuarterNorth Energy Holding Inc., Exit 2nd Lien Term Loan	9.000%	3-Month LIBOR	8.000%	8/27/26	B	870,059
1,215	Traverse Midstream Partners LLC, Term Loan	5.250%	1-Month LIBOR	4.250%	9/27/24	B	1,216,383
4,443	Total Oil, Gas & Consumable Fuels						4,419,181
	Paper & Forest Products – 1.0% (0.6% of Total Investments)
703	Asplundh Tree Expert, LLC, Term Loan B	1.837%	1-Month LIBOR	1.750%	9/04/27	BBB-	700,507
422	Charter Next Generation Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	423,426
435	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	437,994
1,560	Total Paper & Forest Products						1,561,927
	Personal Products – 1.5% (0.9% of Total Investments)
250	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	250,286
76	Coty Inc., USD Term Loan B	2.337%	1-Month LIBOR	2.250%	4/05/25	B1	74,652
329	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	328,352

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Personal Products (continued)
$2,152	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	$1,712,507
2,807	Total Personal Products						2,365,797
	Pharmaceuticals – 6.7% (4.2% of Total Investments)
1,686	Bausch Health Companies Inc., Term Loan B	3.087%	1-Month LIBOR	3.000%	6/02/25	BB	1,684,299
489	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	490,077
740	Checkout Holding Corp., First Out Term Loan	2.837%	1-Month LIBOR	2.750%	11/27/25	BB	738,644
319	Elanco Animal Health Incorporated, Term Loan B	1.832%	1-Month LIBOR	1.750%	8/01/27	BBB-	316,385
1,287	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	1,258,695
805	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	807,657
1,995	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	2,000,237
489	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	1-Month LIBOR	5.500%	2/24/25	D	456,582
2,017	Mallinckrodt International Finance S.A., USD Term Loan B, (DD1), (6)	6.000%	6-Month LIBOR	N/A%	9/24/24	D	1,883,536
998	Organon & Co, USD Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	1,001,036
10,825	Total Pharmaceuticals						10,637,148
	Professional Services – 2.0% (1.3% of Total Investments)
961	Ceridian HCM Holding Inc., Term Loan B	2.574%	1-Week LIBOR	2.500%	4/30/25	B+	951,013
319	Creative Artists Agency, LLC , Term Loan B	3.837%	1-Month LIBOR	3.750%	11/26/26	B	318,165
417	Dun & Bradstreet Corporation (The), Term Loan	3.338%	1-Month LIBOR	3.250%	2/08/26	BB+	415,437
727	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	724,699
199	Nielsen Consumer Inc., USD Term Loan B	4.087%	1-Month LIBOR	4.000%	3/05/28	BB	199,705
586	Nielsen Finance LLC, USD Term Loan B4	2.086%	1-Month LIBOR	2.000%	10/04/23	BBB-	586,064
3,209	Total Professional Services						3,195,083
	Road & Rail – 2.4% (1.5% of Total Investments)
373	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	373,451
593	First Student Bidco Inc, Term Loan B	3.500%	2-Month LIBOR	3.000%	7/21/28	BB+	589,321
218	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	217,121
985	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	980,297
759	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	B+	760,643
144	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB-	144,003

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$722	XPO Logistics, Inc., Term Loan B	1.830%	1-Month LIBOR	1.750%	2/23/25	Baa3	$718,342
3,794	Total Road & Rail						3,783,178
	Semiconductors & Semiconductor Equipment – 1.7% (1.1% of Total Investments)
1,219	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	909,531
435	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	434,337
699	ON Semiconductor Corporation, Term Loan B	2.087%	1-Month LIBOR	2.000%	9/19/26	Baa3	699,240
605	Standard Industries Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	605,000
125	Synaptics Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	125,351
3,083	Total Semiconductors & Semiconductor Equipment						2,773,459
	Software – 11.5% (7.1% of Total Investments)
661	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	665,211
256	Camelot U.S. Acquisition 1 Co., Term Loan B	3.087%	1-Month LIBOR	3.000%	10/31/26	B1	254,396
1,244	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,243,644
221	Dynatrace LLC, 1st Lien Term Loan	2.337%	1-Month LIBOR	2.250%	8/23/25	BB+	221,035
1,623	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	1,623,155
684	Finastra USA, Inc., USD 1st Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	681,632
157	Greenway Health, LLC, 1st Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	151,197
125	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/30	B1	128,394
347	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	331,570
444	MA FinanceCo., LLC, USD Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	448,150
394	MA FinanceCo., LLC, USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	391,363
645	McAfee, LLC, USD Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	646,250
1,400	Park River Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,398,544
441	Perforce Software, Inc., Term Loan B	3.834%	1-Month LIBOR	3.750%	7/01/26	B2	438,107
750	Polaris Newco LLC, USD Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	752,632
690	Proofpoint, Inc., 1st Lien Term Loan	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	687,882
550	RealPage, Inc, 1st Lien Term Loan	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	549,500
2,662	Seattle Spinco, Inc., USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB+	2,642,973
544	Sophia, L.P., 1st Lien Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	B	544,806
416	SS&C European Holdings Sarl, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	412,536
548	SS&C Technologies Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	542,909
955	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	947,650
441	TIBCO Software Inc., Term Loan B3	3.840%	1-Month LIBOR	3.750%	7/03/26	B+	434,754

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$710	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	$712,386
490	Ultimate Software Group Inc(The), Term Loan B	3.837%	1-Month LIBOR	3.750%	5/03/26	B1	491,348
829	ZoomInfo LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	2/01/26	BB	830,910
18,227	Total Software						18,172,934
	Specialty Retail – 3.3% (2.0% of Total Investments)
516	Academy, Ltd., Term Loan	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	516,595
373	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	374,431
550	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	541,750
137	LBM Acquisition LLC, Incremental Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	135,372
69	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	67,856
2,743	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	2,750,230
203	Staples, Inc., 7 Year Term Loan	5.126%	3-Month LIBOR	5.000%	4/12/26	B	195,356
650	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	650,136
5,241	Total Specialty Retail						5,231,726
	Technology Hardware, Storage & Peripherals – 1.2% (0.7% of Total Investments)
987	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB	987,688
391	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	384,646
498	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	499,326
1,876	Total Technology Hardware, Storage & Peripherals						1,871,660
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
269	CBI Buyer, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	1/06/28	B1	268,932
	Transportation Infrastructure – 0.2% (0.2% of Total Investments)
400	KKR Apple Bidco LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	399,626
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
499	GOGO Intermediate Holdings LLC, Term Loan B	3.879%	3-Month LIBOR	3.750%	4/30/28	B	499,947
$221,238	Total Variable Rate Senior Loan Interests (cost $217,223,411)						217,644,386

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.8% (8.6% of Total Investments)
	Auto Components – 0.8% (0.5% of Total Investments)
$730	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$743,202
530	Adient US LLC, 144A	9.000%	4/15/25	BB-	567,100
1,260	Total Auto Components				1,310,302

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Chemicals – 0.4% (0.3% of Total Investments)
$230	Olin Corp, 144A	9.500%	6/01/25	BB+	$282,612
380	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	391,725
610	Total Chemicals				674,337
	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)
500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	478,945
250	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	256,250
750	Total Commercial Services & Supplies				735,195
	Communications Equipment – 0.2% (0.2% of Total Investments)
375	CommScope Inc, 144A	8.250%	3/01/27	B-	382,103
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
375	Avaya Inc, 144A	6.125%	9/15/28	B+	390,112
220	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	232,701
595	Total Diversified Telecommunication Services				622,813
	Electric Utilities – 1.2% (0.7% of Total Investments)
1,175	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	1,469
280	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	289,946
178	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	185,036
935	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	957,293
177	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	186,093
202	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	220,589
2,947	Total Electric Utilities				1,840,426
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
228	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	232,223
	Entertainment – 0.3% (0.2% of Total Investments)
500	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	536,875
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
1,035	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	1,088,509
	Gas Utilities – 0.2% (0.1% of Total Investments)
150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	144,000
150	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	127,455
300	Total Gas Utilities				271,455
	Health Care Providers & Services – 2.5% (1.6% of Total Investments)
510	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	538,050
100	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	108,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$50	HCA Inc	5.375%	2/01/25	Baa3	$55,625
1,000	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	990,000
445	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	436,100
350	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	309,750
51	Tenet Healthcare Corp	4.625%	7/15/24	B+	51,637
250	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	265,312
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	503,794
725	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	761,214
3,966	Total Health Care Providers & Services				4,019,857
	Household Durables – 0.0% (0.0% of Total Investments)
80	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	79,200
	Media – 2.7% (1.7% of Total Investments)
300	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	310,637
175	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	179,003
1,030	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	CCC+	581,950
1,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	298,215
910	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	964,600
2	iHeartCommunications Inc	6.375%	5/01/26	B+	1,764
396	iHeartCommunications Inc	8.375%	5/01/27	CCC+	421,612
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,097,962
165	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	1,650
415	Univision Communications Inc, 144A	9.500%	5/01/25	B	449,237
5,468	Total Media				4,306,630
	Metals & Mining – 0.2% (0.1% of Total Investments)
320	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	341,600
	Oil, Gas & Consumable Fuels – 3.3% (2.0% of Total Investments)
211	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	212,741
475	Callon Petroleum Co	6.125%	10/01/24	B-	468,611
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,167,250
385	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	396,781
225	Gulfport Energy Operating Corp, 144A	8.000%	5/17/26	BB-	249,187
340	Laredo Petroleum Inc	9.500%	1/15/25	B	349,551
250	Matador Resources Co	5.875%	9/15/26	B+	258,152
1,012	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,026,239
150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	128,205
375	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	363,750

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$750	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B+	$543,604
5,323	Total Oil, Gas & Consumable Fuels				5,164,071
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
228	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	159,030
90	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	90,788
318	Total Pharmaceuticals				249,818
	Specialty Retail – 0.1% (0.0% of Total Investments)
100	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	108,072
$24,175	Total Corporate Bonds (cost $21,989,913)				21,963,486

Shares	Description (1)	Value
	COMMON STOCKS – 4.1% (2.6% of Total Investments)
	Banks – 0.1% (0.1% of Total Investments)
12,051	iQor US Inc, (8), (9)	$138,586
	Communications Equipment – 0.1% (0.0% of Total Investments)
5,845	Windstream Services PE LLC, (8), (9)	113,977
	Construction & Engineering – 0.0% (0.0% of Total Investments)
1,438	TNT Crane & Rigging Inc, (8), (9)	2,157
811	TNT Crane & Rigging Inc, (8), (9)	15,359
	Total Construction & Engineering	17,516
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
9,343	Cengage Learning Holdings II Inc, (8), (9)	182,188
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
3,347	Windstream Services PE LLC, (8), (9)	65,267
	Electric Utilities – 0.8% (0.5% of Total Investments)
25,367	Energy Harbor Corp, (8), (9), (10)	1,214,445
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
28,730	Transocean Ltd, (9)	101,417
3,779	Vantage Drilling International, (8), (9)	17,636
	Total Energy Equipment & Services	119,053
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
12,290	Millennium Health LLC, (7), (9)	11,479
11,533	Millennium Health LLC, (7), (9)	9,618
	Total Health Care Providers & Services	21,097
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
55,426	24 Hour Fitness Worldwide Inc, (8)	138,565

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
116,526	24 Hour Fitness Worldwide Inc, (8), (9)	$194,249
	Total Hotels, Restaurants & Leisure	332,814
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corp, (8), (9)	5,557
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (8), (9)	9,245
	Media – 0.2% (0.1% of Total Investments)
85,013	Clear Channel Outdoor Holdings Inc, (9)	246,538
2	Cumulus Media Inc, (9)	25
	Total Media	246,563
	Multiline Retail – 0.0% (0.0% of Total Investments)
140	Belk Inc, (8), (9)	2,520
	Oil, Gas & Consumable Fuels – 2.3% (1.5% of Total Investments)
18,948	California Resources Corp, (9)	874,071
22,321	Fieldwood Energy LLC, (8), (9)	2,287,903
8,561	Whiting Petroleum Corp, (9)	557,578
	Total Oil, Gas & Consumable Fuels	3,719,552
	Professional Services – 0.2% (0.2% of Total Investments)
32,859	Skillsoft Corp, (7), (9)	376,442
	Total Common Stocks (cost $8,995,503)	6,564,822

Shares	Description (1)	Value
	WARRANTS – 0.8% (0.5% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corp, (8)	$16,581
	Marine – 0.1% (0.0% of Total Investments)
452	ACBL HLDG CORP, (8)	9,718
1,682	ACBL HLDG CORP, (8)	42,891
1,279	ACBL HLDG CORP, (8)	38,370
8,410	American Commercial Barge Line LLC, (7)	2,767
11,823	Total Marine	93,746
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
6,395	American Commercial Barge Line LLC, (7)	2,807
	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)
188	California Resources Corp	2,912
9,459	Fieldwood Energy LLC, (8)	969,548
9,732	Fieldwood Energy LLC, (8)	92,454

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels(continued)
18,744	Fieldwood Energy LLC, (8)	$103,092
38,123	Total Oil, Gas & Consumable Fuels	1,168,006
	Entertainment – 0.0% (0.0% of Total Investments)
45,953	Cineworld Warrant, (8)	17,830
	Total Warrants (cost $852,642)	1,298,970

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)
	Marine – 0.1%
1,600	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$40,800
1,821	ACBL HLDG CORP, (8), (9)	0.000%	N/R	54,630
	Total Marine			95,430
	Total Convertible Preferred Securities (cost $97,141)			95,430
	Total Long-Term Investments (cost $249,158,610)			247,567,094

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 5.4% (3.3% of Total Investments)
	INVESTMENT COMPANIES – 5.4% (3.3% of Total Investments)
8,521,032	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (11)	$8,521,032
	Total Short-Term Investments (cost $8,521,032)		8,521,032
	Total Investments (cost $257,679,642) – 161.4%		256,088,126
	Borrowings – (12.3)% (12), (13)		(19,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (44.1)% (14)		(69,950,688)
	Other Assets Less Liabilities – (5.0)%		(7,989,465)
	Net Assets Applicable to Common Shares – 100%		$158,647,973
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$215,931,879	$1,712,507	$217,644,386
Corporate Bonds	—	21,963,486	—	21,963,486
Common Stocks	1,779,629	4,387,654	397,539	6,564,822
Warrants	2,912	1,290,484	5,574	1,298,970
Convertible Preferred Securities	—	95,430	—	95,430
Short-Term Investments:
Investment Companies	8,521,032	—	—	8,521,032
Total	$10,303,573	$243,668,933	$2,115,620	$256,088,126
The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$1,699,036	$257,488	$4,378
Gains (losses):
Net realized gains (losses)	8	(36,405)	–
Change in net unrealized appreciation (depreciation)	7,505	178,613	1,196
Purchases at cost	–	–	–
Sales at proceeds	(5,974)	–	–
Net discounts (premiums)	11,932	–	–
Transfers into	–	–	–
Transfers (out of)	–	(2,157)	–
Balance at the end of period	$1,712,507	$397,539	$5,574
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$7,505	$178,613	$1,196
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$2,157	$ —	$ —	$(2,157)

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 7.6%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 27.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.